Basic and Diluted Net Loss Per Share - Additional Information (Detail) - Options For Purchase Of Ordinary Shares [Member] - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	14,411,231	9,306,970	14,411,231	9,306,970	8,470,758	7,834,282	6,998,647
Public Warrants [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	7,499,991		7,499,991
private Warrants [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	8,731,250		8,731,250
Series A Convertible Preferred Shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	20,418,209	20,418,209	20,418,209	20,418,209	20,418,209	20,418,209	20,418,209
Series B Convertible Preferred Shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	15,906,053	15,906,053	15,906,053	15,906,053	15,906,053	15,906,053	15,906,053
Series B-1 Convertible Preferred Shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	3,032,940	3,032,940	3,032,940	3,032,940	3,032,940	3,032,940	3,032,940
Series C Convertible Preferred Shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	28,216,005	28,216,005	28,216,005	28,216,005	28,216,005	28,216,005
Series C-1 Convertible Preferred Shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	3,045,792		3,045,792		2,699,114
Unvested Restricted Shares [Member]
Earnings Per Share [Line Items]
Anti dilutive securities excluded in calculation of earnings per share	2,789,625		2,789,625